Property and Equipment (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Store buildings CNY	Dec. 31, 2011 Store buildings CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2012 Store fixture and equipment CNY	Dec. 31, 2011 Store fixture and equipment CNY	Dec. 31, 2012 Software CNY	Dec. 31, 2011 Software CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY
Property, Plant and Equipment [Line Items]
Property and equipment, gross		393,201	401,453	14,617	14,617	183,872	192,902	145,048	145,511	34,933	33,596	14,731	14,827
Less: Accumulated depreciation and amortization		(272,964)	(259,636)
Property and equipment, net	$ 19,299	120,237	141,817